Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Finance Income And Expense [Abstract]
Interest income on bank deposits	$ 7,640	$ 21,093		$ 32,280
Other finance income	1,356	2,786		49
Total finance income	8,996	23,879	[1]	32,329	[1]
Interest expense on credit facilities and financing obligations	(238,916)	(187,151)		(116,190)
Interest expense on related party, trade payables and financing liabilities	(131,723)	(140,838)		(84,480)
Interest expense related to lease liabilities	(4,587)	(7,423)		(5,008)
Loss on debt modification - related party convertible instrument3	0	(2,761)		(7,553)
Other finance expenses	(9,964)	(3,009)		(11)
Total finance expenses	$ (385,190)	$ (341,182)	[1]	$ (213,242)	[1]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).